SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - Nonrelated Party [Member] - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Accrued salary		$ 135,386	$ 130,824
Amount due to third parties	[1]	198,546	213,207
Total		$ 333,932	$ 344,031

[1]	Amount due to third parties mainly consisted of accruals for decoration and company secretary for the year ended September 30, 2025 and audit fee and rent for the year ended September 30, 2024.